CREDIT FACILITY AND LONG-TERM DEBT (Summary of Long-Term Debt) (Details) - USD ($)	Nov. 24, 2015	Mar. 26, 2014	Sep. 30, 2016	Dec. 31, 2015	Nov. 30, 2015	Apr. 29, 2015	Dec. 31, 2014	Aug. 15, 2014	Mar. 25, 2014	Oct. 31, 2012	Feb. 09, 2012
Debt Instrument [Line Items]
Line of Credit Facility, Available Increase In Borrowing Capacity				$ 2,750,000,000
Long-term debt			$ 1,794,367,000	1,236,720,000			$ 712,221,000
Deferred financing costs, net				32,217,000			30,128,000
Less—Current maturities			0	0			0
Total long-term debt				1,236,720,000			712,221,000
2023 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt							0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt				0
Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				2,635,000,000	$ 2,600,000,000			$ 2,500,000,000		$ 1,610,000,000
Line of Credit [Member] | Rail Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit				67,491,000			37,270,000
Catalyst Lease Obligation [Member]
Debt Instrument [Line Items]
Long-term debt				31,802,000
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long-term debt							36,559,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 675,500,000
Long-term debt				669,644,000			668,520,000
Long-term Line of Credit			550,000,000	0			$ 0
Debt Instrument, Interest Rate, Stated Percentage											8.25%
2023 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Proceeds from Debt, Net of Issuance Costs	$ 490,000,000
Debt Instrument, Face Amount	$ 500,000,000
Long-term debt			$ 500,000,000	500,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.00%
PBF Rail Logistics Company LLC [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 150,000,000			$ 250,000,000
PBF Rail Logistics Company LLC [Member] | Debt Instrument, Redemption, Period Two [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Advances, Appraised Value, As a Percentage		65.00%
PBF Rail Logistics Company LLC [Member] | Debt Instrument, Redemption, Period One [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Advances, Appraised Value, Adjusted Upon First Anniversary, Percent		65.00%
Debt Instrument, Advances, Appraised Value, As a Percentage		70.00%
Paulsboro Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Fee Amount				$ 180,000
Debt Instrument, Interest Rate, Stated Percentage				1.95%
Delaware City Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Fee Amount				$ 322,000
Debt Instrument, Interest Rate, Stated Percentage				1.96%
Toledo Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Fee Amount				$ 326,000
Debt Instrument, Interest Rate, Stated Percentage				1.99%
Chalmette Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Fee Amount				$ 185,000
Debt Instrument, Interest Rate, Stated Percentage				3.85%